Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-281130 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,655,285,110.63	44,049		54.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$360,000,000.00	3.877%		September 15, 2027
Class A-2a Notes	$428,000,000.00	4.14%		April 15, 2029
Class A-2b Notes	$100,000,000.00	3.93206%	*	April 15, 2029
Class A-3 Notes	$528,000,000.00	4.39%		February 15, 2031
Class A-4 Notes	$84,000,000.00	4.47%		July 15, 2032
Class B Notes	$47,400,000.00	4.66%		July 15, 2032
Class C Notes	$31,560,000.00	0.00%		December 15, 2033
Total	$1,578,960,000.00
		* 30-day average SOFR + 0.32%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,221,688.05

Principal:
Principal Collections	$36,319,742.75
Prepayments in Full	$19,305,545.24
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$55,625,287.99
Collections	$62,846,976.04

Purchase Amounts:
Purchase Amounts Related to Principal	$515,373.35
Purchase Amounts Related to Interest	$3,563.48
Sub Total	$518,936.83

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$63,365,912.87

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$63,365,912.87
Servicing Fee	$1,379,404.26	$1,379,404.26	$0.00	$0.00	$61,986,508.61
Interest - Class A-1 Notes	$852,940.00	$852,940.00	$0.00	$0.00	$61,133,568.61
Interest - Class A-2a Notes	$1,082,840.00	$1,082,840.00	$0.00	$0.00	$60,050,728.61
Interest - Class A-2b Notes	$240,292.56	$240,292.56	$0.00	$0.00	$59,810,436.05
Interest - Class A-3 Notes	$1,416,506.67	$1,416,506.67	$0.00	$0.00	$58,393,929.38
Interest - Class A-4 Notes	$229,460.00	$229,460.00	$0.00	$0.00	$58,164,469.38
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$58,164,469.38
Interest - Class B Notes	$134,984.67	$134,984.67	$0.00	$0.00	$58,029,484.71
Second Priority Principal Payment	$21,636,830.11	$21,636,830.11	$0.00	$0.00	$36,392,654.60
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$36,392,654.60
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,392,654.60
Regular Principal Payment	$338,363,169.89	$36,392,654.60	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$63,365,912.87

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$21,636,830.11
Regular Principal Payment					$36,392,654.60
Total					$58,029,484.71

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$58,029,484.71	$161.19	$852,940.00	$2.37	$58,882,424.71	$163.56
Class A-2a Notes	$0.00	$0.00	$1,082,840.00	$2.53	$1,082,840.00	$2.53
Class A-2b Notes	$0.00	$0.00	$240,292.56	$2.40	$240,292.56	$2.40
Class A-3 Notes	$0.00	$0.00	$1,416,506.67	$2.68	$1,416,506.67	$2.68
Class A-4 Notes	$0.00	$0.00	$229,460.00	$2.73	$229,460.00	$2.73
Class B Notes	$0.00	$0.00	$134,984.67	$2.85	$134,984.67	$2.85
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$58,029,484.71	$36.75	$3,957,023.90	$2.51	$61,986,508.61	$39.26

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$360,000,000.00	1.0000000	$301,970,515.29	0.8388070
Class A-2a Notes	$428,000,000.00	1.0000000	$428,000,000.00	1.0000000
Class A-2b Notes	$100,000,000.00	1.0000000	$100,000,000.00	1.0000000
Class A-3 Notes	$528,000,000.00	1.0000000	$528,000,000.00	1.0000000
Class A-4 Notes	$84,000,000.00	1.0000000	$84,000,000.00	1.0000000
Class B Notes	$47,400,000.00	1.0000000	$47,400,000.00	1.0000000
Class C Notes	$31,560,000.00	1.0000000	$31,560,000.00	1.0000000
Total	$1,578,960,000.00	1.0000000	$1,520,930,515.29	0.9632483

Pool Information
Weighted Average APR	5.065%	5.072%
Weighted Average Remaining Term	54.79	54.06
Number of Receivables Outstanding	44,049	43,277
Pool Balance	$1,655,285,110.63	$1,599,144,076.55
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,578,973,394.35	$1,525,763,169.89
Pool Factor	1.0000000	0.9660838

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,433.49
Yield Supplement Overcollateralization Amount	$73,380,906.66
Targeted Overcollateralization Amount	$104,960,374.55
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$78,213,561.26

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,433.49
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,433.49
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,433.49

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		33	$372.74
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$372.74
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		33	$372.74
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$372.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$11.30
Average Net Loss for Receivables that have experienced a Realized Loss			$11.30

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.37%	134	$5,852,937.96
61-90 Days Delinquent	0.01%	2	$91,548.57
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.37%	136	$5,944,486.53

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0046%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.55%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0057%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2026-B
Monthly Investor Report

Collection Period	June 2026
Payment Date	7/15/2026
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	78	$3,720,855.63
2 Months Extended	97	$5,227,295.37
3+ Months Extended	10	$561,776.39

Total Receivables Extended	185	$9,509,927.39

IX. CREDIT RISK RETENTION INFORMATION

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)%
Class A notes	$1,500.0	91.8%
Class B notes	$47.4	2.9%
Class C notes	$26.6	1.6%
Residual Interest	$59.4	3.6%
Total	$1,633.4	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, according to Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer